NATURE OF BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of Operations [Text Block]
1.	Nature of Business

Organization

Chanticleer Holdings, Inc. (the “Company”) was organized October 21, 1999, under its original name, Tulvine Systems, Inc., under the laws of the State of Delaware. The Company previously had limited operations and was considered a development stage company until July 2005. On April 25, 2005, the Company formed a wholly owned subsidiary, Chanticleer Holdings, Inc. On May 2, 2005, Tulvine Systems, Inc. merged with and changed its name to Chanticleer Holdings, Inc.

The consolidated financial statements include the accounts of Chanticleer Holdings, Inc. and its subsidiaries, Chanticleer Advisors, LLC, (“Advisors”), Avenel Ventures, LLC ("Ventures"), Avenel Financial Services, LLC ("AFS"), Chanticleer Holdings Limited ("CHL"), Chanticleer Holdings Australia Pty, Ltd. (“CHA”), Chanticleer Investment Partners, LLC (“CIP”), DineOut SA Ltd. ("DineOut”), Chanticleer and Shaw Foods (Pty) Ltd. (“C&S”), Kiarabrite (Pty) Ltd (“KPL”), Dimaflo (Pty) Ltd (“DFLO”), Tundraspex (Pty) Ltd (“TPL”), Civisign (Pty) Ltd (“CPL”) and Dimalogix (Pty) Ltd (“DLOG”) (collectively referred to as “the Company,” “we,” “us,” or “the Companies”). All significant inter-company balances and transactions have been eliminated in consolidation.

Effective May 11, 2012, the Company's common stock was reverse split, 1 share for each 2 shares issued, pursuant to a majority vote of the Company's shareholders. All share references have been adjusted as if the split occurred in all periods presented.

Further detailed information regarding the Company's subsidiaries can be found in our Annual Report on Form 10-K for the fiscal year ended December 31, 2012.

GENERAL

The accompanying condensed consolidated financial statements included in this report have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim reporting and include all adjustments (consisting only of normal recurring adjustments) that are, in the opinion of management, necessary for a fair presentation. These condensed consolidated financial statements have not been audited. The results of operations for the three months ended March 31, 2013 are not necessarily indicative of the operating results for the full year.

Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) have been condensed or omitted pursuant to such rules and regulations for interim reporting. The Company believes that the disclosures contained herein are adequate to make the information presented not misleading. However, these financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s Annual Report for the year ended December 31, 2012, which is included in the Company’s Form 10-K. Certain amounts for the prior year have been reclassified to conform to the current year presentation.

GOING CONCERN

The accompanying unaudited condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. At March 31, 2013, the Company had current assets of $1,139,221, current liabilities of $1,623,063, and a working capital deficit of $483,842. The Company incurred a loss of $737,843 during the three months ended March 31, 2013 and had an unrealized loss from available-for-sale securities of $23,764 and foreign currency translation gains of $13,516, resulting in a comprehensive loss of $748,091.

The Company's corporate general and administrative expenses was approximately $730,000 in the first quarter of 2013 and averaged approximately $650,000 per quarter during 2012. In March 2013, the Company closed its investment management business. Effective October 1, 2011, the Company acquired majority control of the restaurants in South Africa and began consolidating these operations. In August 2012, the Company opened a restaurant in Budapest, Hungary, and shares 80% of the profits. The Company also shares 49% of the profits in its Hooters restaurant which was opened in January 2012 in Campbelltown, Australia, a suburb of Sydney.

In addition, the Company has a note with a balance at March 31, 2013 of $234,121 owed to its bank which is due in August 2013. In April 2013, the Company secured a $500,000 line of credit. The Company’s South African subsidiaries have bank overdraft and term facilities of $235,902. The Company plans to continue to use limited partnerships, if necessary, to fund its share of costs for additional Hooters restaurants.

On January 31, 2013, the Company settled outstanding liabilities of approximately $170,000 from a South African bank, previously presented in our consolidated balance sheets in “other liabilities”. Upon making a payment of approximately $99,000, the Company received a release from all other bank liabilities, resulting in a total gain on extinguishment of debt of approximately $71,000, which is presented in our financials as other income.

The Company expects to meet its obligations in 2013 with some or all of the following:

•	The Company received $100,000 in January 2013 as a fee for its CEO to be a board member of Hooters of America and expects to continue to receive this fee for the next three years based on the current agreement;
•	Borrow, if and to the extent available, additional funds;
•	Form joint ventures or other financing vehicles.

There is no assurance that these events will occur or the company will be able to raise sufficient capital. Therefore, substantial doubt about the Company’s ability to continue as a going concern exists. These consolidated financial statements do not reflect any adjustments that might result from the outcome of these uncertainties.

1.	Nature of Business

Organization

Chanticleer Holdings, Inc. (the “Company”) was organized October 21, 1999, under its original name, Tulvine Systems, Inc., under the laws of the State of Delaware. The Company previously had limited operations and was considered a development stage company until July 2005. On April 25, 2005, the Company formed a wholly owned subsidiary, Chanticleer Holdings, Inc. On May 2, 2005, Tulvine Systems, Inc. merged with and changed its name to Chanticleer Holdings, Inc.

The consolidated financial statements include the accounts of Chanticleer Holdings, Inc. and its subsidiaries, Chanticleer Advisors, LLC, (“Advisors”), Avenel Ventures, LLC ("Ventures"), Avenel Financial Services, LLC ("AFS"), Chanticleer Holdings Limited ("CHL"), Chanticleer Holdings Australia Pty, Ltd. (“CHA”), Chanticleer Investment Partners, LLC (“CIP”), DineOut SA Ltd. ("DineOut”), Chanticleer and Shaw Foods (Pty) Ltd. (“C&S”), Kiarabrite (Pty) Ltd (“KPL”), Dimaflo (Pty) Ltd (“DFLO”), Tundraspex (Pty) Ltd (“TPL”), Civisign (Pty) Ltd (“CPL”) and Dimalogix (Pty) Ltd (“DLOG”) (collectively referred to as “the Company,” “we,” “us,” or “the Companies”). All significant inter-company balances and transactions have been eliminated in consolidation.

Effective May 11, 2012, the Company's common stock was reverse split, 1 share for each 2 shares issued, pursuant to a majority vote of the Company's shareholders. All share references have been adjusted as if the split occurred in to all periods presented.

Information regarding the Company's subsidiaries is as follows:

•	Advisors was formed as a wholly owned Nevada Limited Liability Company on January 18, 2007 to manage related companies, Chanticleer Investors, LLC ("Investors LLC"), Chanticleer Investors II, LLC ("Investors II") and other investments owned by the Company (the Company announced its intention to exit this business on March 22, 2013, see Note 16, Subsequent Events for further details);

•	Ventures was formed as a wholly owned Nevada Limited Liability Company on December 24, 2008 to provide business management and consulting services to its clients;

•	CHL was formed as a wholly owned Limited Liability Company in Jersey on March 24, 2009 to own the Company's initial 50% interest in Hooters SA, GP, the general partner of the Hooters restaurant franchises in South Africa;

•	CHA was formed on September 30, 2011 in Australia as a wholly owned subsidiary to invest in Hooters restaurants in Australia;

•	CIP was formed as a wholly owned North Carolina limited liability company on September 20, 2011. CIP was formed to manage separate and customized investment accounts for investors. The Company has registered CIP as a registered investment advisor so that it can market openly to the public (the Company plans to exit this business during the first quarter of 2013);

•	DineOut was formed as a Private Limited Liability Company in England and Wales on October 29, 2009 to raise capital in Europe (the Company owns approximately 89% of DineOut at December 31, 2012);

•	KPL was formed on August 30, 2011 in South Africa to manage the Hooters restaurants in South Africa. The Company owns 90% and local management owns 10% at December 31, 2012;

•	C&S was formed in 2009 in South Africa, effective October 1, 2011 is owned 100% by the Company, and holds the Hooters of America (“HOA”) franchise rights in South Africa;

•	DFLO was formed on August 16, 2011 in South Africa, is owned 82% by the Company and 18% by outside investors at December 31, 2012, and owns the Hooters restaurant in Durban, South Africa;

•	TPL was formed on August 18, 2011in South Africa, is owned 88% by the Company and 12% by outside investors at December 31, 2012, and owns the Hooters restaurant in Johannesburg, South Africa;

•	CPL was formed on August 29, 2011 in South Africa, is owned 90% by the Company and 10% by outside investors at December 31, 2012 and owns the Hooters restaurant in Cape town, South Africa;

•	DLOG was formed on August 27, 2011 in South Africa, is owned 88% by the Company and 12% by outside investors at December 31, 2012 and owns the Hooters restaurant in the Emperor’s Palace in Johannesburg, South Africa;

•	CRK was formed on October 12, 2011 in Hungary, is owned 80% by the Company and 20% by a local investor at December 31, 2012 and is intended to own restaurants in Hungary and Poland; and

•	AFS was formed on February 19, 2009 as a Nevada Limited Liability Company to provide unique financial services to the restaurant, real estate development, investment advisor/asset management and philanthropic organizations. AFS's business operation was not activated and was discontinued in September 2011.

GOING CONCERN

At December 31, 2012 and 2011, the Company had current assets of $2,030,375 and $641,963; current liabilities of $1,772,852 and $3,720,486; and a working capital balance (deficit) of $257,523 and $(3,078,523), respectively. The Company incurred a loss of $3,166,565 during the year ended December 31, 2012 and had an unrealized loss from available-for-sale securities of $261,404 and foreign currency translation gains of $29,013, resulting in a comprehensive loss of $3,398,956.

The Company's corporate general and administrative expenses averaged approximately $650,000 per quarter during 2012. The Company expects costs to increase as we expand our footprint internationally in 2013, offset by one-time costs incurred in the fourth quarter of 2012 of approximately $150,000 for professional fees related to our South African subsidiaries. In addition, as announced in March 2013, we will be exiting operating our investment management subsidiary which we believe will save us approximately $50,000 per quarter starting with the second quarter of 2013. Effective October 1, 2011, the Company acquired majority control of the restaurants in South Africa and began consolidating these operations. In August 2012, the Company opened a restaurant in Budapest, Hungary, and shares 80% of the profits. The Company also shares 49% of the profits in our Hooters location opened in January 2012 in Campbelltown, Australia, a suburb of Sydney.

In addition, the Company has a note with a balance at December 31, 2012 of $236,110 owed to its bank which is due in August 2013 The Company’s South African subsidiaries have bank overdraft and term facilities of $361,586. The Company plans to continue to use limited partnerships, if the Company’s contemplated raise is not completed or not fully subscribed, to fund its share of costs for additional Hooters restaurants.

On January 31, 2013, the Company settled outstanding liabilities of $170,686 from a South African bank, previously presented in our consolidated balance sheets in “other liabilities”. Upon making a payment of $98,578, the Company received a release from all other bank liabilities, resulting in a total gain on extinguishment of debt of $72,108, which will be presented in our March 31, 2013 10-Q filing as other income.

The Company expects to meet its obligations in 2013 with some or all of the following:

•	The Company received $100,000 in January 2013 as a fee for its CEO to be a board member of Hooters of America and expects to continue to receive this fee for the next three years based on the current agreement;
•	Borrow, if and to the extent available, additional funds;
•	Form joint ventures or other financing vehicles.

If the above events do not occur or if the Company does not raise sufficient capital, substantial doubt about the Company’s ability to continue as a going concern exists. These consolidated financial statements do not reflect any adjustments that might result from the outcome of these uncertainties.